As filed with the Securities and Exchange Commission on
April 7, 2026

1933 Act Registration No. 333-180871

1940 Act Registration No. 811-22700

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 312	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 314	☒

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of Principal Executive Offices, Zip Code)

(405) 778-8377

(Registrant’s Telephone Number, including Area Code)

Richard Malinowski

Exchange Listed Funds Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Name and Address of Agent for Service)

Copies to:

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On April 16, 2026 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 312 to the Registration Statement on Form N-1A of Exchange Listed Funds Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until April 16, 2026, the effectiveness of Post-Effective Amendment No. 298 (“PEA No. 298”), which was filed with the Commission via EDGAR (Accession No. 0001213900-26-007303) on January 23, 2026, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 298 by means of this filing, Parts A, B and C of PEA No. 298 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the PurePlay Nvidia Picks & Shovels Index ETF is incorporated herein by reference to Part A of PEA No. 298.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the PurePlay Nvidia Picks & Shovels Index ETF is incorporated herein by reference to Part B of PEA No. 298.

PART C – OTHER INFORMATION

The Part C for the PurePlay Nvidia Picks & Shovels Index ETF is incorporated herein by reference to Part C of PEA No. 298.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 312 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York on this 7th day of April 2026.

Exchange Listed Funds Trust

/s/ Richard Malinowski
Richard Malinowski
President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 312 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Richard Malinowski	President	April 7, 2026
Richard Malinowski	(Principal Executive Officer)

/s/ Christopher Roleke	Treasurer	April 7, 2026
Christopher Roleke	(Principal Financial and Accounting Officer)

*	Trustee	April 7, 2026
Linda Petrone

*	Trustee	April 7, 2026
Stuart Strauss

*	Trustee	April 7, 2026
Timothy J. Jacoby

*	Trustee	April 7, 2026
J. Garrett Stevens

*	/s/ Richard Malinowski
Richard Malinowski

*	Attorney-in-Fact, pursuant to power of attorney.